Equity - Summary of PSU Activity (Detail) - Performance Restricted Share Units (PSUs) Rate in Thousands		12 Months Ended
	Dec. 01, 2022 shares	Dec. 31, 2022 shares	Dec. 31, 2022 Rate	Dec. 31, 2021 shares	Dec. 31, 2021 Rate
IPO Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of period (in shares)		210,314	210		0
Granted (in shares)			0	289,183	289
Forfeited (in shares)			(26)	(78,869)	(79)
End of period (in shares)		184,024	184	210,314	210
Grant A
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning of period (in shares)			0		0
Granted (in shares)	84,506		85		0
Forfeited (in shares)		0	0		0
End of period (in shares)			85		0